CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 784,574	$ 312,799
Accounts receivable, net	79,403	50,397
Other receivables	8,061	8,205
Parts and supplies inventories, net	9,410	5,320
Prepaid expenses and other	51,626	18,801
Total current assets	933,074	395,522
Property and equipment, net	317,836	323,090
Operating lease right-of-use assets	108,582	64,479
Goodwill	437,398	400,160
Intangible assets, net	146,959	163,710
Restricted cash	2,148	12,077
Employee loans receivable, net		102
Other non-current assets	35,067	849
Total Assets	1,981,064	1,359,989
Current liabilities:
Current maturities of long-term debt		62,678
Accounts payable	43,672	20,920
Accrued expenses	107,153	71,381
Deferred revenue, current	933,527	651,096
Operating lease liabilities, current	31,617	15,858
Intangible liabilities, current	2,000	2,000
Other current liabilities	17,068	15,980
Total current liabilities	1,135,037	839,913
Long-term debt		148,411
Deferred revenue, non-current	1,957	1,982
Operating lease liabilities, non-current	83,461	56,358
Warrant liability	10,268
Intangible liabilities, non-current	14,083	16,083
Other non-current liabilities	30	3,415
Total liabilities	1,244,836	1,066,162
Commitments and contingencies (Note 11)
Equity:
Class A common stock, $0.0001 par value; 2,500,000,000 authorized; 245,834,569 and 169,717,416 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25	17
Additional paid-in capital	1,450,839	798,478
Accumulated deficit	(720,713)	(530,693)
Total Wheels Up Experience Inc. stockholders' equity	730,151	267,802
Non-controlling interests	6,077	26,025
Total equity	736,228	293,827
Total liabilities and equity	$ 1,981,064	$ 1,359,989